PARENT ONLY FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
PARENT ONLY FINANCIAL INFORMATION [Abstract]
Condensed Balance Sheets
	December 31,
	2016	2017
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	43,770	17,658
Time deposits	242,795	65,342
Prepaid expenses and other current assets	1,855	970
Total current assets	288,420	83,970
Investments and loans to subsidiaries	1,316,552	1,595,299
Total assets	1,604,972	1,679,269
LIABILITIESAND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other current liabilities	3,409	24,454	(1)
Total current liabilities	3,409	24,454
Other non-current liabilities	3,343	630
Total liabilities	6,752	25,084

Commitments and contingencies	—	—

Shareholders’ equity:
Class A ordinary shares (US$0.001 par value,860,000,000 shares authorized, 48,735,228 and 52,340,176 shares issued, 47,160,248 and 49,009,530 shares outstanding as of December 31, 2016 and 2017, respectively)	302	327
Class B ordinary shares (US$0.001 par value, 40,000,000 shares authorized, 8,895,249 shares and 7,206,059 shares issued and outstanding as of December 31, 2016 and 2017, respectively)	86	74
Treasury shares (1,574,980 and 3,330,646 class A ordinary shares as of December 31, 2016 and 2017, respectively, at cost)	(93,761)	(255,103)
Additional paid-in capital	995,216	1,094,872
Accumulated other comprehensive income	58,204	54,122
Retained earnings	638,173	759,893
Total shareholders’ equity	1,598,220	1,654,185
Total liabilities and shareholders’ equity	1,604,972	1,679,269

Condensed Statements of Comprehensive Income
	Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
General and administrative expenses	(4,241)	(4,477)	(5,218)
Operating loss	(4,241)	(4,477)	(5,218)
Equity in income of subsidiaries	194,914	253,396	184,042
Foreign currency exchange losses	(31,923)	(4,753)	(422)
Interest income	17,610	8,027	2,327
Loss on foreign currency forward contract	—	(12,898)	—
Other income	2,400	2,559	4,078
Income before income taxes	178,760	241,854	184,807
Income tax expense	—	—	—
Net income	178,760	241,854	184,807
Other comprehensive income (loss)
Foreign currency translation adjustment, net of nil income tax	34,748	22,972	(13,832)
Unrealized holding gains on available for sale securities, net of RMB42 and RMB2,818 income taxes for the year 2016 and 2017	—	5,235	26,246
Less: Reclassification adjustment for gains on available for sale securities realized in net income, net of RMB42 and RMB2,818 income taxes for the year 2016 and 2017	—	(235)	(16,496)
Comprehensive income	213,508	269,826	180,725

Condensed Statements of Cash Flows
	Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Operating activities:
Net cash provided by (used in) operating activities	9,770	(10,272)	(17,594)

Investing activities:
Purchase of time deposits	(588,426)	(298,688)	(196,771)
Proceeds from maturity of time deposits	603,501	620,607	363,533
Investments made to subsidiaries	—	(198,137)	—
Foreign currency exchange losses	—	—	10,691
Net cash provided by investing activities	15,075	123,782	177,453
Financing activities:

Advances from a related party	1,432	—	—
Repayment of advances from a related party	(1,432)	—	—
Issuance of Class A ordinary shares in connection with exercise of share options	22,456	20,388	22,254
Payment of dividends	—	(54,026)	(63,087)
Repurchase of treasury shares	(49,355)	(44,406)	(143,389)

Net cash used in financing activities	(26,899)	(78,044)	(184,222)
Changes in cash and cash equivalents	(2,054)	35,466	(24,363)
Effect of foreign currency exchange rate changes on cash and cash equivalents	398	2,029	(1,749)
Net increase (decrease) in cash and cash equivalents	(1,656)	37,495	(26,112)
Cash and cash equivalents at beginning of year	7,931	6,275	43,770
Cash and cash equivalents at end of year	6,275	43,770	17,658
Non-cash financing activities:
Payable for repurchase of treasury shares	-	-	17,953